LOSS PER SHARE	12 Months Ended
Jun. 26, 2021
Earnings Per Share [Abstract]
Note 22. LOSS PER SHARE

22. LOSS PER SHARE

The following is a reconciliation for the calculation of basic and diluted loss per share for the years ended June 26, 2021 and June 27, 2020:

	2021	2020

Net Loss from Continuing Operations Attributable to Shareholders of MedMen Enterprises, Inc.	$(111,993,197)	$(177,313,705)
Less Deemed Dividend - Down Round Feature of Warrants	(6,364,183)	-

Net Loss from Continuing Operations Available to Shareholders of MedMen Enterprises, Inc.	(118,357,380)	(177,313,705)
Net Loss from Discontinued Operations	(12,152,328)	(69,950,677)

Total Net Loss	$(130,509,708)	$(247,264,382)

Weighted-Average Shares Outstanding - Basic and Diluted	530,980,011	270,418,842

Loss Per Share - Basic and Diluted:

From Continuing Operations Attributable to Shareholders of MedMen Enterprises Inc.	$(0.22)	$(0.66)

From Discontinued Operations Attributable to Shareholders of MedMen Enterprises Inc.	$(0.02)	$(0.26)

Diluted loss per share is the same as basic loss per share as the issuance of shares on the exercise of convertible debentures, LTIP share units, warrants and share options is anti-dilutive.